EQUITY (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Issued and outstanding share capital (ordinary shares):
Outstanding shares at the beginning of the year	287,616	264,495	262,917
Shares issued in private placements during the year	46,115	22,014
Shares issued in exercise of stock options during the year	1,554	1,107	1,578
Outstanding at the end of the year	335,285	287,616	264,495
Authorized at the end of the year	750,000	750,000	750,000